Vessels, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement in Property, Plant and Equipment [Roll Forward]
Vessels' cost, beginning balance	$ 284,108	$ 280,812
Acquisitions and other vessel's costs	60,379	107,864
Vessels' disposals	(11,409)	(62,245)
Impairment charges	0	(42,323)	0
Vessels' cost, ending balance	333,078	284,108	280,812
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, beginning balance	(18,736)	(19,867)
Accumulated depreciation, vessels' disposals	1,929	12,101
Depreciation for the period	(10,177)	(10,970)
Accumulated depreciation, ending balance	(26,984)	(18,736)	(19,867)
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels' net book value, beginning balance	265,372	260,945
Vessel's net book value, ending balance	$ 306,094	$ 265,372	$ 260,945